RELATED PARTY BALANCES AND TRANSACTIONS (Schedule of Transactions with Related Parties) (Details) - C. Mer Industries Ltd. [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Cost of revenues of products	$ 113	$ 2,048	$ 764
Research and development			346
Purchase of property and equipment and inventory	$ 100		$ 101